INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME (LOSS) BEFORE INCOME TAXES

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	100,919	12,813	94,019
Hong Kong S.A.R.	13,021	(161,310)	33,444
Cayman	(3,310)	2,148	(17,730)
Others	(131)	(62)	(27)
Total	110,499	(146,411)	109,706

SCHEDULE OF RECONCILIATION OF PRC STATUTORY INCOME TAX RATE

	Year Ended December 31,
	2023	2024
PRC Statutory income tax rate	25.0%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	1.0%	9.9%
Preferential tax rate	(3.2)%	(5.6)%
Research and development expenses bonus deduction	(18.9)%	(12.8)%
Non-deductible share-based compensation expenses	—	27.3%
Other non-deductible expenses	2.8%	0.6%
Non-taxable income	(3.5)%	(2.9)%
Change in tax rate (1)	95.5%	—
Change in valuation allowance	(98.7)%	8.5%
Effective income tax rate	0.0%	0.0%

(1)	In October 2023, WFOE obtained the HNTE certificate with a valid period from 2023 to 2025 with a preferential tax rate of 15%, as long as it maintains the HNTE qualification and duly conducts relevant CIT filing procedures with the relevant tax authority. Consequently, WFOE applied the 15% rate for computation of current and deferred taxes for the year ended December 31, 2025. Prior to obtaining the HNTE certificate, the WFOE was subject to the statutory income tax rate of 25% for the years ended December 31, 2022.

The change in tax rate resulted in a reduction in deferred income tax assets before valuation allowance of approximately RMB105 million relating to remeasurement of deferred income tax assets as of January 1, 2023, which was offset by a corresponding decrease in the valuation allowance for the same amount. There were no deferred income tax liabilities as of January 1, 2023. Therefore, the change in tax rate had no impact on the consolidated statements of comprehensive income (loss) for the year ended December 31, 2023.

For the year ended December 31, 2025, a reconciliation between the actual income tax expense and the PRC statutory income tax expense is as follows:

	Year Ended December 31,
	2025
	RMB	Percent
PRC Statutory income tax rate	27,426	25.0%
Change in valuation allowances	12,266	11.2%
Non-deductible items
Share-based compensation	11,490	10.5%
Others	2,284	2.1%
Other adjustments
Change in tax rate	(19,117)	(17.4)%
Effect of additional deduction on research and development expenses	(17,361)	(15.8)%
Tax effect of preferential tax rate	(12,789)	(11.7)%
Foreign tax effects
Hong Kong S.A.R.
Statutory tax rate difference between Hong Kong S.A.R. and PRC	(1,095)	(1.0)%
Non-taxable income	(5,140)	(4.7)%
Changes in valuation allowances	(2,126)	(1.9)%
Cayman
Statutory tax rate difference between Cayman and PRC	4,432	4.0%
Other foreign jurisdictions	7	0.0%
Effective income tax rate	277	0.3%

SCHEDULE OF DEFERRED INCOME TAX ASSETS

	As of December 31,
	2024	2025
	RMB	RMB
Deferred income tax assets:
Net operating loss carrying forwards	175,360	183,486
Deductible advertising expenses	34,558	25,787
Changes in fair value of investments	31,102	27,975
Operating lease liabilities	6,405	5,652
Others	189	199
Total deferred tax assets	247,614	243,099
Less: valuation allowance	(241,209)	(237,447)
Total deferred tax assets, net	6,405	5,652
Deferred income tax liabilities:
Right-of-use assets	6,405	5,652
Total deferred tax liabilities	6,405	5,652
Net deferred income tax assets	—	—

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at the beginning of the year	389,584	274,645	241,209
Additions (Reversals)	(3,541)	12,519	(8,970)
Change in tax rate	(105,479)	—	19,117
Decrease relating to expiration of loss carry forwards	(5,979)	(46,245)	(13,317)
Foreign currency translation effect	60	290	(592)
Balance at the end of the year	274,645	241,209	237,447